Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2016	$ 1,000	$ 17,825,000	$ (20,000)	$ (21,274,000)	$ (3,468,000)
Balance, shares at Dec. 31, 2016	6,310,771
Fair value vested options and warrants		445,000			445,000
Proceeds from sale of common stock		776,000	20,000		$ 796,000
Proceeds from sale of common stock, shares	745,476				745,476
Fair value of common shares issued for services		2,088,000			$ 2,088,000
Fair value of common shares issued for services, shares	552,029
Fair value of common stock issued upon conversion Preferred Series A		303,000			303,000
Fair value of common stock issued upon conversion Preferred Series A, shares	190,800
Fair value of common stock issued upon conversion of debt		182,000			182,000
Fair value of common stock issued upon conversion of debt, shares	68,413
Common shares issued upon exercise of put option		50,000			50,000
Common shares issued upon exercise of put option, shares	43,745
Fair value of shares of common stock issued to settle accounts payable		56,000			56,000
Fair value of shares of common stock issued to settle accounts payable, shares	26,667
Fair value of common shares, warrants and beneficial conversion feature of issued notes		154,000			154,000
Fair value of common shares, warrants and beneficial conversion feature of issued notes, shares	3,333
Fair value of warrants issued to extinguish debt and accounts payable		871,000			$ 871,000
Common shares issued upon exercise of options, shares
Net loss				(7,266,000)	$ (7,266,000)
Balance at Dec. 31, 2017	$ 1,000	22,750,000		(28,540,000)	(5,789,000)
Balance, shares at Dec. 31, 2017	7,941,234
Balance at Dec. 31, 2017	$ 1,000	22,750,000		(28,540,000)	(5,789,000)
Balance, shares at Dec. 31, 2017	7,941,234
Proceeds from sale of common stock		2,979,000			2,979,000
Proceeds from sale of common stock, shares	1,163,938
Fair value of common shares issued for services		1,545,000			1,545,000
Fair value of common shares issued for services, shares	319,345
Fair value of common stock issued upon conversion of debt		3,066,000			$ 3,066,000
Fair value of common stock issued upon conversion of debt, shares	1,243,189				1,243,189
Common shares issued upon exercise of put option		1,000,000			$ 1,000,000
Common shares issued upon exercise of put option, shares	203,207
Common shares issued upon exercise of warrants		22,000			$ 22,000
Common shares issued upon exercise of warrants, shares	1,074,921				1,074,921
Common shares issued upon exercise of options		34,000			$ 34,000
Common shares issued upon exercise of options, shares	32,508				32,508
Fair Value of warrants issued for debt extension		1,188,000			$ 1,188,000
Fair value of common stock upon issuance of convertible debt		595,000			595,000
Fair value of common stock upon issuance of convertible debt, shares	96,667
Fair value of common stock issued upon conversion of accrued officer's salary		582,000			582,000
Fair value of common stock issued upon conversion of accrued officer's salary, shares	27,148
Fair value of vested stock options		1,870,000			1,870,000
Stock repurchase		(20,000)			(20,000)
Stock repurchase, shares	(46,666)
Net loss				(12,127,000)	(12,127,000)
Balance at Dec. 31, 2018	$ 1,000	$ 35,611,000		$ (40,667,000)	$ (5,055,000)
Balance, shares at Dec. 31, 2018	12,055,491